Investment Risks	Jun. 24, 2026
TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Referenced Index Risk Member
Prospectus [Line Items]
Risk [Text Block]
Referenced Index Risk. The Fund invests in options contracts that are based on the value of the Index options and in the common stock of the companies that comprise the Index. The Fund will have exposure to declines in the Index. The Fund is subject to potential losses if the Index loses value, which may not be offset by income received by the Fund. By virtue of the Fund’s investments in options contracts that are based on the value of the Index and the component securities included in the Index, the Fund may also be subject to the following risks:

Indirect Investment Risk. The Index is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will be subject to declines in the performance of the Index.

CBOE Magnificent 10 Index Risk. The Index, which includes 10 large-cap U.S.-listed technology and growth-oriented companies with listed options, is primarily exposed to overall economic and market conditions. Recession, inflation, and changes in interest rates can significantly impact the index’s performance. Furthermore, despite its diverse representation, a downturn in a major sector such as technology or financials could notably affect the Index. Geopolitical risks and unexpected global events, like pandemics, can introduce volatility and uncertainty.

Concentration Risk. Because the Fund’s investments include investing in the component securities of the Index and options on the Index, the Fund’s assets will be concentrated (i.e., hold more than 25% of its total assets in investments to an industry or group of industries) to approximately the same extent that the Index is concentrated in a particular industry or group of related industries. As of the date of this prospectus, the Index is concentrated in the semiconductor industry, and as a result, the Fund will be subject to greater risk of loss due to adverse occurrences that affect that industry than if the Fund’s assets were more diversified across different sectors or industries. The constituents in the Index consist of three sectors as of the date of this prospectus: Information Technology, Consumer Discretionary, and Communication Services.

Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, including the functioning of the global supply chain, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Communication Services Sector Risk. The performance of companies in the communication services sector may be affected by (without limitation) the following factors: industry competition, increasing governmental regulation, the ability to keep pace with technological advancement and scrutiny by public bodies. Technological innovations may reduce the utility of products and services of companies in the communication services sector and render them less competitive or obsolete over time. These companies may need to commit substantial capital investment to deal with increasing competition and to keep pace with technological enhancement in order to remain competitive.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Referenced Index Risk, Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Indirect Investment Risk. The Index is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will be subject to declines in the performance of the Index.
TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Referenced Index Risk, CBOE Magnificent 10 Index Risk Member
Prospectus [Line Items]
Risk [Text Block]
CBOE Magnificent 10 Index Risk. The Index, which includes 10 large-cap U.S.-listed technology and growth-oriented companies with listed options, is primarily exposed to overall economic and market conditions. Recession, inflation, and changes in interest rates can significantly impact the index’s performance. Furthermore, despite its diverse representation, a downturn in a major sector such as technology or financials could notably affect the Index. Geopolitical risks and unexpected global events, like pandemics, can introduce volatility and uncertainty.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Referenced Index Risk, Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. Because the Fund’s investments include investing in the component securities of the Index and options on the Index, the Fund’s assets will be concentrated (i.e., hold more than 25% of its total assets in investments to an industry or group of industries) to approximately the same extent that the Index is concentrated in a particular industry or group of related industries. As of the date of this prospectus, the Index is concentrated in the semiconductor industry, and as a result, the Fund will be subject to greater risk of loss due to adverse occurrences that affect that industry than if the Fund’s assets were more diversified across different sectors or industries. The constituents in the Index consist of three sectors as of the date of this prospectus: Information Technology, Consumer Discretionary, and Communication Services.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Referenced Index Risk, Semiconductor Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Referenced Index Risk, Communication Services Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Communication Services Sector Risk. The performance of companies in the communication services sector may be affected by (without limitation) the following factors: industry competition, increasing governmental regulation, the ability to keep pace with technological advancement and scrutiny by public bodies. Technological innovations may reduce the utility of products and services of companies in the communication services sector and render them less competitive or obsolete over time. These companies may need to commit substantial capital investment to deal with increasing competition and to keep pace with technological enhancement in order to remain competitive.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s portfolio securities goes down, your investment in the Fund decreases in value.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Covered Call Options Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]	Covered Call Options Strategy Risk. When the Fund sells call options, it receives cash but limits its opportunity to profit from an increase in the market value of the underlying security prior to the expiration of the options. The maximum potential gain on the underlying security will be equal to the difference between the strike price and the purchase price of the underlying security at the time the option is written, plus the premium received. In a rising market, the option may require the underlying security to be sold at an exercise price that is lower than would be received if the underlying security was sold at the market price. The Fund realizes a gain in the amount of the premium received, but because there may have been a decline (unrealized loss) in the market value of the underlying security during the option period, the unrealized loss realized may exceed such gain. If the underlying security declines by more than the option premium the Fund receives, there will be a loss on the overall position. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Index.
TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | 0DTE Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
0DTE Options Risk. The Fund’s use of zero days to expiration, known as “0DTE” options, presents additional risks. Due to the short time until their expiration, 0DTE options are more sensitive to sudden price movements and market volatility than options with more time until expiration. Because of this, the timing of trades utilizing 0DTE options becomes more critical. Although the Fund intends to enter into 0DTE options trades on market open, or shortly thereafter, even a slight delay in the execution of these trades can significantly impact the outcome of the trade. Such options may also suffer from low liquidity, making it more difficult for the Fund to enter into its positions each morning at desired prices. The bid-ask spreads on 0DTE options can be wider than with traditional options, increasing the Fund’s transaction costs and negatively affecting its returns. Additionally, the proliferation of 0DTE options is relatively new and may therefore be subject to rule changes and operational frictions. 0DTE options are currently not available for individual securities. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Spread Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]
Spread Strategy Risk. The Fund may engage in option spread strategies, such as credit spreads, call spreads, and put spreads, in which it simultaneously buys and sells options on the same underlying asset. While these strategies can be used to manage risk or increase income, they also introduce additional complexities and may limit potential gains or exacerbate losses if not executed as intended. In certain market conditions, such strategies may underperform or fail to mitigate downside exposure as expected.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. The Fund is subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Distribution Risk Member
Prospectus [Line Items]
Risk [Text Block]
Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Large-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Focused Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk. The Fund is a focused fund and generally holds stocks of the ten companies that comprise the Index and options on the Index (or the constituent securities). Focused funds may invest a larger portion of their assets in the securities of a single issuer compared to other funds. Focusing investments in a small number of companies may subject the Fund to greater share price volatility and therefore a greater risk of loss because a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return. Economic, political or regulatory developments may have a greater impact on the value of the Fund’s portfolio than would be the case if the portfolio held more positions, and events affecting a small number of companies may have a significant and potentially adverse impact on the performance of the Fund. In addition, investors may buy or sell substantial amounts of Fund shares in response to factors affecting or expected to affect a small number of companies, resulting in extreme inflows and outflows of cash into or out of the Fund. To the extent such inflows or outflows of cash cause the Fund’s cash position or cash requirements to exceed normal levels, management of the Fund’s portfolio may be negatively affected.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | U.S. Government And U.S. Agency Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
●Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | ETF Risks, Trading Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund’s Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has less than a year of operations and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risk Of Alphabet, Inc Member
Prospectus [Line Items]
Risk [Text Block]
Investment Risk of Alphabet, Inc.

Alphabet Inc.  Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated generally with operating companies and companies in the communication services sector, Alphabet Inc. faces risks associated with reliance on advertising revenue and the effect that loss of partners or new and existing technologies that block advertisements online may have on its business; intense competition for its products and services across different industries; investments in new businesses, products, services and technologies that may divert management attention or harm it financial condition or operating results; slowdowns in its revenue growth rate; the ability to protect its intellectual property rights; the ability to maintain or enhance its brands and its impact on the ability to expand its user base, advertisers, customers, content providers and other partners; manufacturing and supply chain issues; interruptions to, or interferences.

Communication Services Sector Risk.    The performance of companies in the communication services sector may be affected by (without limitation) the following factors: industry competition, increasing governmental regulation, the ability to keep pace with technological advancement and scrutiny by public bodies. Technological innovations may reduce the utility of products and services of companies in the communication services sector and render them less competitive or obsolete over time. These companies may need to commit substantial capital investment to deal with increasing competition and to keep pace with technological enhancement in order to remain competitive.

Interactive Media & Services Industry Risk.    The performance of companies in the interactive media and services industry may be affected by (without limitation) the following factors: failure to attract and retain a substantial number of new device manufacturers, suppliers, distributors, developers, or users, or failing to develop products and technologies that work well on new devices and platforms; data privacy and security concerns; regulatory changes; and intellectual property concerns.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risk Of Alphabet, Inc, Alphabet Inc. Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Alphabet Inc.  Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated generally with operating companies and companies in the communication services sector, Alphabet Inc. faces risks associated with reliance on advertising revenue and the effect that loss of partners or new and existing technologies that block advertisements online may have on its business; intense competition for its products and services across different industries; investments in new businesses, products, services and technologies that may divert management attention or harm it financial condition or operating results; slowdowns in its revenue growth rate; the ability to protect its intellectual property rights; the ability to maintain or enhance its brands and its impact on the ability to expand its user base, advertisers, customers, content providers and other partners; manufacturing and supply chain issues; interruptions to, or interferences.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risk Of Alphabet, Inc, Communication Services Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Communication Services Sector Risk.    The performance of companies in the communication services sector may be affected by (without limitation) the following factors: industry competition, increasing governmental regulation, the ability to keep pace with technological advancement and scrutiny by public bodies. Technological innovations may reduce the utility of products and services of companies in the communication services sector and render them less competitive or obsolete over time. These companies may need to commit substantial capital investment to deal with increasing competition and to keep pace with technological enhancement in order to remain competitive.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risk Of Alphabet, Inc, Interactive Media & Services Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Interactive Media & Services Industry Risk.    The performance of companies in the interactive media and services industry may be affected by (without limitation) the following factors: failure to attract and retain a substantial number of new device manufacturers, suppliers, distributors, developers, or users, or failing to develop products and technologies that work well on new devices and platforms; data privacy and security concerns; regulatory changes; and intellectual property concerns.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risk Of Amazon.com, Inc Member
Prospectus [Line Items]
Risk [Text Block]
Investment Risk of Amazon.com, Inc.

Amazon Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the consumer discretionary sector, Amazon.com, Inc. faces risks associated with: intense competition across different industries, including physical, e-commerce omnichannel retail, e-commerce services, web and infrastructure computing services, electronic devices, digital content, advertising, grocery, and transportation and logistics services; the expansion into new products, services, technologies and geographic regions; its international activities; the variability in the demand for its products and services; fraudulent and unlawful activities of sellers; intellectual property rights; foreign exchange risk; expansion of global operations, significant fluctuations in operating results and growth rate; successfully optimizing and operating its fulfillment network and data centers; data loss or other security breaches; system interruption and lack of redundancy; maintaining key senior management personnel and the ability to hire and retain highly skilled and other key personnel; maintaining good supplier relationships, including content and technology licensors; commercial agreements and business relationships expose the company to greater liability; the success of acquisitions or joint ventures or other investments; significant inventory disruptions due to seasonality, obsolescence, defective merchandise, changing consumer spending and interests and other factors; ever changing regulations and compliance related to the various payments accepted; its rapidly evolving and expanding business model; and legal, regulatory, tax liability, and litigation issues.

Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, including the functioning of the global supply chain, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Retail Companies Industry Risk. Companies involved in retail may be affected by the performance of the domestic and international economy, interest rates, rates of inflation, exchange rates, competition, consumer confidence and reputational damage. The success of companies involved in retail depends heavily on disposable household income and consumer spending, and changes in demographics and consumer preferences can affect the success of retail companies. Certain retail companies have historically been subject to significant seasonal and quarterly variations. The success of retail companies may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand and a retail company’s success can be tied to its ability to anticipate changing consumer tastes. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Certain business segments of retail companies are highly cyclical, which may cause the operating results of such retail companies to vary significantly. Retail companies may be dependent on outside financing, which may be difficult to obtain. Many of these companies are dependent on third party suppliers and distribution systems and purchase merchandise both directly from brand owners and indirectly from retailers and third-party suppliers. Such companies may also be dependent upon suppliers for the products used for their own brand name merchandise. Reliance on third party suppliers subjects retail companies to risks of delivery delays, price increases and receipt of nonconforming or poor quality merchandise. Retail companies may be unable to protect their intellectual property rights and may be liable for infringing the intellectual property rights of others. Changes in labor laws and other labor issues, such as increased labor costs, could adversely affect the financial performance of retail companies. If retail companies do not maintain the security of customer-related information, they could damage their reputations with customers, incur substantial costs and become subject to litigation, all of which could adversely affect the financial performance of such companies. The international operations of certain retail companies expose them to risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations, tariffs and trade disputes and other risks inherent to international business. Some of the companies in the Retail Index are engaged in other lines of business unrelated to retail, and they may experience problems with these lines of business which could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in traditional retail activities, the other lines of business in which these companies are engaged may have an adverse effect on a company’s business or financial condition.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risk Of Amazon.com, IncAmazon Investing Risk Member
Prospectus [Line Items]
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Amazon Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the consumer discretionary sector, Amazon.com, Inc. faces risks associated with: intense competition across different industries, including physical, e-commerce omnichannel retail, e-commerce services, web and infrastructure computing services, electronic devices, digital content, advertising, grocery, and transportation and logistics services; the expansion into new products, services, technologies and geographic regions; its international activities; the variability in the demand for its products and services; fraudulent and unlawful activities of sellers; intellectual property rights; foreign exchange risk; expansion of global operations, significant fluctuations in operating results and growth rate; successfully optimizing and operating its fulfillment network and data centers; data loss or other security breaches; system interruption and lack of redundancy; maintaining key senior management personnel and the ability to hire and retain highly skilled and other key personnel; maintaining good supplier relationships, including content and technology licensors; commercial agreements and business relationships expose the company to greater liability; the success of acquisitions or joint ventures or other investments; significant inventory disruptions due to seasonality, obsolescence, defective merchandise, changing consumer spending and interests and other factors; ever changing regulations and compliance related to the various payments accepted; its rapidly evolving and expanding business model; and legal, regulatory, tax liability, and litigation issues.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risk Of Amazon.com, Consumer Discretionary Sector Risk Member
Prospectus [Line Items]
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Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, including the functioning of the global supply chain, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risk Of Amazon.com, Retail Companies Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Retail Companies Industry Risk. Companies involved in retail may be affected by the performance of the domestic and international economy, interest rates, rates of inflation, exchange rates, competition, consumer confidence and reputational damage. The success of companies involved in retail depends heavily on disposable household income and consumer spending, and changes in demographics and consumer preferences can affect the success of retail companies. Certain retail companies have historically been subject to significant seasonal and quarterly variations. The success of retail companies may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand and a retail company’s success can be tied to its ability to anticipate changing consumer tastes. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Certain business segments of retail companies are highly cyclical, which may cause the operating results of such retail companies to vary significantly. Retail companies may be dependent on outside financing, which may be difficult to obtain. Many of these companies are dependent on third party suppliers and distribution systems and purchase merchandise both directly from brand owners and indirectly from retailers and third-party suppliers. Such companies may also be dependent upon suppliers for the products used for their own brand name merchandise. Reliance on third party suppliers subjects retail companies to risks of delivery delays, price increases and receipt of nonconforming or poor quality merchandise. Retail companies may be unable to protect their intellectual property rights and may be liable for infringing the intellectual property rights of others. Changes in labor laws and other labor issues, such as increased labor costs, could adversely affect the financial performance of retail companies. If retail companies do not maintain the security of customer-related information, they could damage their reputations with customers, incur substantial costs and become subject to litigation, all of which could adversely affect the financial performance of such companies. The international operations of certain retail companies expose them to risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations, tariffs and trade disputes and other risks inherent to international business. Some of the companies in the Retail Index are engaged in other lines of business unrelated to retail, and they may experience problems with these lines of business which could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in traditional retail activities, the other lines of business in which these companies are engaged may have an adverse effect on a company’s business or financial condition.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risk Of Apple, Inc Member
Prospectus [Line Items]
Risk [Text Block]
Investment Risk of Apple, Inc.

Apple Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the technology sector, Apple Inc. faces risks related to managing the frequent introductions and transitions of products and services; the outsourced manufacturing and logistical services provided by partners, many of which are located outside of the United States; the ability to obtain components in sufficient quantities on commercially reasonable terms for its products; potential design and manufacturing defects in its products and services; the reliance on access to third-party intellectual property and on third-party software developers; ability to obtain or create digital content that appeals to customers; the ability to retain and hire highly skilled employees, including key personnel; the performance of carriers, wholesalers, retailers and other resellers; information technology system failures and network disruptions; losses or unauthorized access to or releases of confidential information; and legal and regulatory compliance risks.

Computer Manufacturing Industry Risk. Computer manufacturing companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Computer manufacturing companies may have limited product lines, markets, financial resources or personnel. The products of computer manufacturing companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the computer manufacturing sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Technology Sector Risk. The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risk Of Apple, Inc, Apple Inc. Investing Risk Member
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Apple Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the technology sector, Apple Inc. faces risks related to managing the frequent introductions and transitions of products and services; the outsourced manufacturing and logistical services provided by partners, many of which are located outside of the United States; the ability to obtain components in sufficient quantities on commercially reasonable terms for its products; potential design and manufacturing defects in its products and services; the reliance on access to third-party intellectual property and on third-party software developers; ability to obtain or create digital content that appeals to customers; the ability to retain and hire highly skilled employees, including key personnel; the performance of carriers, wholesalers, retailers and other resellers; information technology system failures and network disruptions; losses or unauthorized access to or releases of confidential information; and legal and regulatory compliance risks.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risk Of Apple, Inc, Computer Manufacturing Industry Risk Member
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Risk [Text Block]
Computer Manufacturing Industry Risk. Computer manufacturing companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Computer manufacturing companies may have limited product lines, markets, financial resources or personnel. The products of computer manufacturing companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the computer manufacturing sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risk Of Apple, Inc, Technology Sector Risk Member
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Risk [Text Block]
Technology Sector Risk. The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risks Of Meta Platforms, Inc Member
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Investment Risks of Meta Platforms, Inc.

META Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, Meta Platforms, Inc. offers social media-related products such as Facebook, Instagram, Messenger, Threads and WhatsApp as well as certain augmented and virtual reality products. Meta Platforms, Inc. is subject to a number of risks, including, among others: risks related to its product offerings, such as its ability to add or retain users and to increase advertising spending, including the risks associated with not being successful in artificial intelligence (“AI”) initiatives although the company is making significant investment in AI; business operations and financial results, including the ability to compete effectively in the highly competitive information technology sector; government regulation and enforcement, including any restrictions on access to Meta Platform, Inc.’s products, especially in regard to AI; the ability to collect and use consumer data, including the phasing out of third-party cookies which the company has historically used to gauge success of various ads and will impact monetization; data, security and intellectual property, including the occurrences of security breaches or improper access of consumer data; and the dual class structure of the company’s common stock, which limits the ability of shareholders to influence corporate matters.

Interactive Media & Services Industry Risk. The performance of companies in the interactive media and services industry may be affected by (without limitation) the following factors: failure to attract and retain a substantial number of new device manufacturers, suppliers, distributors, developers or users, or failing to develop products and technologies that work well on new devices and platforms; data privacy and security concerns; regulatory changes; and intellectual property concerns.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risks Of Meta Platforms, Inc, META Investing Risk Member
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META Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, Meta Platforms, Inc. offers social media-related products such as Facebook, Instagram, Messenger, Threads and WhatsApp as well as certain augmented and virtual reality products. Meta Platforms, Inc. is subject to a number of risks, including, among others: risks related to its product offerings, such as its ability to add or retain users and to increase advertising spending, including the risks associated with not being successful in artificial intelligence (“AI”) initiatives although the company is making significant investment in AI; business operations and financial results, including the ability to compete effectively in the highly competitive information technology sector; government regulation and enforcement, including any restrictions on access to Meta Platform, Inc.’s products, especially in regard to AI; the ability to collect and use consumer data, including the phasing out of third-party cookies which the company has historically used to gauge success of various ads and will impact monetization; data, security and intellectual property, including the occurrences of security breaches or improper access of consumer data; and the dual class structure of the company’s common stock, which limits the ability of shareholders to influence corporate matters.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risks Of Meta Platforms, Inc, Interactive Media & Services Industry Risk Member
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Interactive Media & Services Industry Risk. The performance of companies in the interactive media and services industry may be affected by (without limitation) the following factors: failure to attract and retain a substantial number of new device manufacturers, suppliers, distributors, developers or users, or failing to develop products and technologies that work well on new devices and platforms; data privacy and security concerns; regulatory changes; and intellectual property concerns.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risks Of Microsoft, Inc Member
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Investment Risks of Microsoft, Inc.

Microsoft Corp. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the technology sector, Microsoft Corp. faces risks associated with competition in the technology sector and among platform-based ecosystems, including its cloud-based services; the evolution of its business, including the development of its new products and acquisitions, joint ventures and strategic alliances; cybersecurity, data privacy and platform abuses; operations, including excessive outages, data losses or disruptions of online services; quality or supply problems; legal, regulatory and litigation risks; and the ability to attract and retain talented employees.

Technology Sector Risk. The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

Computer Software Industry Risk. Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risks Of Microsoft, Inc., Microsoft Corp. Investing Risk Member
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Microsoft Corp. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the technology sector, Microsoft Corp. faces risks associated with competition in the technology sector and among platform-based ecosystems, including its cloud-based services; the evolution of its business, including the development of its new products and acquisitions, joint ventures and strategic alliances; cybersecurity, data privacy and platform abuses; operations, including excessive outages, data losses or disruptions of online services; quality or supply problems; legal, regulatory and litigation risks; and the ability to attract and retain talented employees.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risks Of Microsoft, Inc, Technology Sector Risk Member
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Risk [Text Block]
Technology Sector Risk. The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risks Of Microsoft, Inc, Computer Software Industry Risk Member
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Computer Software Industry Risk. Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risks Of NVIDIA Corp Member
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Risk [Text Block]
Investment Risks of NVIDIA Corp.

NVIDIA Corp. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated generally with operating companies and companies in the semiconductor industry, NVIDIA faces risks specifically related to its operations that could cause the company to lose market share and revenue, adversely impacting its financial results and its stock price. These risks include, among others, failure to meet the evolving needs of its industry and market; competition in its current and target markets; failure to estimate customer demand; dependency on third-party suppliers; defects in its products; adverse economic, political, business and other changes in international regions in which the company operates; product, system security, and data breaches and cyber-attacks; adverse changes in laws, rules and regulations; increased scrutiny from shareholders, regulators and others regarding the company’s environmental, social and governance responsibilities; issues relating to the responsible use of the company’s technologies, including artificial intelligence; issues relating to the protection of the company’s intellectual property rights; the risks of litigation, investigation and regulatory proceedings; and the company’s level of indebtedness. In addition, NVIDIA’s business may be adversely affected by export controls, trade restrictions, and other regulatory measures that limit or condition sales of advanced computing products to certain foreign customers or jurisdictions.

Cryptocurrency Risk.  The Fund may have indirect exposure to cryptocurrency-related demand cycles as a result of NVIDIA’s historical sales of certain graphics processing units (“GPUs”) used in cryptocurrency mining.

Cryptocurrency mining economics depend on factors such as digital asset prices, block rewards, transaction fees, network difficulty, energy costs, and regulatory developments. Periods of reduced mining profitability may decrease demand for mining-capable hardware, contribute to excess inventory in secondary markets, or place pricing pressure on new products. Cryptocurrencies are decentralized digital assets that are not legal tender and are subject to significant price volatility. Federal, state or foreign governments may restrict the use and exchange of a cryptocurrency, and regulation in the U.S. is still developing. Cryptocurrency exchanges may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware. Regulatory actions, energy usage restrictions, or policy interventions affecting cryptocurrency mining or trading could indirectly impact demand for NVIDIA products historically used in such activities.

While cryptocurrency-related revenue is not a core or strategic component of NVIDIA’s current business, which is increasingly focused on data center, artificial intelligence, networking, and accelerated computing markets, fluctuations in cryptocurrency markets may nonetheless contribute to short-term volatility in demand for certain products.

Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile. Semiconductor companies may also be adversely affected by supply chain disruptions, capacity constraints at third-party foundries, or delays in access to advanced manufacturing technologies.

Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risks Of NVIDIA Corp, NVIDIA Corp. Investing Risk Member
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NVIDIA Corp. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated generally with operating companies and companies in the semiconductor industry, NVIDIA faces risks specifically related to its operations that could cause the company to lose market share and revenue, adversely impacting its financial results and its stock price. These risks include, among others, failure to meet the evolving needs of its industry and market; competition in its current and target markets; failure to estimate customer demand; dependency on third-party suppliers; defects in its products; adverse economic, political, business and other changes in international regions in which the company operates; product, system security, and data breaches and cyber-attacks; adverse changes in laws, rules and regulations; increased scrutiny from shareholders, regulators and others regarding the company’s environmental, social and governance responsibilities; issues relating to the responsible use of the company’s technologies, including artificial intelligence; issues relating to the protection of the company’s intellectual property rights; the risks of litigation, investigation and regulatory proceedings; and the company’s level of indebtedness. In addition, NVIDIA’s business may be adversely affected by export controls, trade restrictions, and other regulatory measures that limit or condition sales of advanced computing products to certain foreign customers or jurisdictions.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risks Of NVIDIA Corp, Cryptocurrency Risk Member
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Risk [Text Block]
Cryptocurrency Risk.  The Fund may have indirect exposure to cryptocurrency-related demand cycles as a result of NVIDIA’s historical sales of certain graphics processing units (“GPUs”) used in cryptocurrency mining.

Cryptocurrency mining economics depend on factors such as digital asset prices, block rewards, transaction fees, network difficulty, energy costs, and regulatory developments. Periods of reduced mining profitability may decrease demand for mining-capable hardware, contribute to excess inventory in secondary markets, or place pricing pressure on new products. Cryptocurrencies are decentralized digital assets that are not legal tender and are subject to significant price volatility. Federal, state or foreign governments may restrict the use and exchange of a cryptocurrency, and regulation in the U.S. is still developing. Cryptocurrency exchanges may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware. Regulatory actions, energy usage restrictions, or policy interventions affecting cryptocurrency mining or trading could indirectly impact demand for NVIDIA products historically used in such activities.

While cryptocurrency-related revenue is not a core or strategic component of NVIDIA’s current business, which is increasingly focused on data center, artificial intelligence, networking, and accelerated computing markets, fluctuations in cryptocurrency markets may nonetheless contribute to short-term volatility in demand for certain products.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risks Of NVIDIA Corp, Semiconductor Company Risk Member
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Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile. Semiconductor companies may also be adversely affected by supply chain disruptions, capacity constraints at third-party foundries, or delays in access to advanced manufacturing technologies.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risks Of NVIDIA Corp, Technology Sector Risk Member
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Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risks Of Tesla, Inc Member
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Risk [Text Block]
Investment Risks of Tesla, Inc.

Tesla, Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and electric and autonomous vehicles and other automotive companies, Tesla, Inc. faces risks unique to its operations including, among others, supply or manufacturing delays, increased material or labor costs or shortages, reduced demand for its products, and product liability claims.

Electric and Autonomous Vehicles Company Risk. Electric and autonomous vehicles companies typically face intense competition and potentially rapid product obsolescence. Many of these companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Electric and autonomous vehicles companies are also potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. The customers and/or suppliers of electric and autonomous vehicles companies may be concentrated in a particular country, region or industry, including in emerging markets. Any adverse event affecting one of these countries, regions or industries could have a negative impact on electric and autonomous vehicles companies.

Automotive Companies Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. Automotive companies can be significantly affected by labor relations and fluctuating component prices. Developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if ever. Automotive companies may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risks Of Tesla, Inc, Tesla, Inc. Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tesla, Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and electric and autonomous vehicles and other automotive companies, Tesla, Inc. faces risks unique to its operations including, among others, supply or manufacturing delays, increased material or labor costs or shortages, reduced demand for its products, and product liability claims.
TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risks Of Tesla, Inc, Electric And Autonomous Vehicles Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Electric and Autonomous Vehicles Company Risk. Electric and autonomous vehicles companies typically face intense competition and potentially rapid product obsolescence. Many of these companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Electric and autonomous vehicles companies are also potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. The customers and/or suppliers of electric and autonomous vehicles companies may be concentrated in a particular country, region or industry, including in emerging markets. Any adverse event affecting one of these countries, regions or industries could have a negative impact on electric and autonomous vehicles companies.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risks Of Tesla, Inc, Automotive Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Automotive Companies Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. Automotive companies can be significantly affected by labor relations and fluctuating component prices. Developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if ever. Automotive companies may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risks Of Broadcom, Inc Member
Prospectus [Line Items]
Risk [Text Block]
Investment Risks of Broadcom, Inc.

Broadcom, Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the information technology sector, Broadcom, Inc. faces risks related to cyclicality in semiconductor and enterprise IT spending; customer concentration, as a significant portion of revenues may be derived from a limited number of large customers; rapid technological change and product innovation requirements; and pricing pressure and competition from other global semiconductor and software providers.

Information Technology Sector Risk.    The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources, or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Semiconductor Industry Risk.    Semiconductor companies may have limited product lines, markets, financial resources, or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risks Of Broadcom, Inc, Broadcom, Inc. Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Broadcom, Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the information technology sector, Broadcom, Inc. faces risks related to cyclicality in semiconductor and enterprise IT spending; customer concentration, as a significant portion of revenues may be derived from a limited number of large customers; rapid technological change and product innovation requirements; and pricing pressure and competition from other global semiconductor and software providers.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risks Of Broadcom, Inc, Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Technology Sector Risk.    The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources, or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risks Of Broadcom, Inc, Semiconductor Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry Risk.    Semiconductor companies may have limited product lines, markets, financial resources, or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risks Of Palantir Technologies, Inc Member
Prospectus [Line Items]
Risk [Text Block]
Investment Risks of Palantir Technologies, Inc.

Palantir Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the information technology sector, Palantir Technologies Inc. faces risks associated with: a limited number of customer accounts for a substantial portion of its revenue; the development and deployment of new technologies; reliance on or capability with third-party products and services; the ability to hire, retain, train and motivate qualified personnel and senior management; sales and operations; intense competition; cybersecurity attacks and data breaches; the use of artificial intelligence in its platforms; intellectual property rights; government regulations and litigation.

Information Technology Sector Risk.    The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources, or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
Computer Software Industry Risk.    Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Many computer software companies rely on a combination of patents, copyrights, trademarks, and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risks Of Palantir Technologies, Inc, Palantir Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Palantir Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the information technology sector, Palantir Technologies Inc. faces risks associated with: a limited number of customer accounts for a substantial portion of its revenue; the development and deployment of new technologies; reliance on or capability with third-party products and services; the ability to hire, retain, train and motivate qualified personnel and senior management; sales and operations; intense competition; cybersecurity attacks and data breaches; the use of artificial intelligence in its platforms; intellectual property rights; government regulations and litigation.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risks Of Palantir Technologies, Inc, Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Technology Sector Risk.    The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources, or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risks Of Palantir Technologies, Inc, Computer Software Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Computer Software Industry Risk.    Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Many computer software companies rely on a combination of patents, copyrights, trademarks, and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risks Of Advanced Micro Devices, Inc Member
Prospectus [Line Items]
Risk [Text Block]
Investment Risks of Advanced Micro Devices, Inc.

Advanced Micro Devices, Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the technology sector, Advanced Micro Devices, Inc. faces risks related to intense competition from larger and well-capitalized semiconductor companies; cyclicality in semiconductor demand, including fluctuations in PC, data center, and gaming markets; dependence on third-party manufacturing partners, including access to advanced process nodes and foundry capacity; and rapid technological change, requiring substantial and ongoing investment in research and development.

Technology Sector Risk.    The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

Semiconductor Industry Risk.    Semiconductor companies may have limited product lines, markets, financial resources, or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risks Of Advanced Micro Devices, Inc, Advanced Micro Devices, Inc. Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Advanced Micro Devices, Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the technology sector, Advanced Micro Devices, Inc. faces risks related to intense competition from larger and well-capitalized semiconductor companies; cyclicality in semiconductor demand, including fluctuations in PC, data center, and gaming markets; dependence on third-party manufacturing partners, including access to advanced process nodes and foundry capacity; and rapid technological change, requiring substantial and ongoing investment in research and development.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risks Of Advanced Micro Devices, Inc, Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk.    The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Investment Risks Of Advanced Micro Devices, Inc, Semiconductor Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry Risk.    Semiconductor companies may have limited product lines, markets, financial resources, or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.

TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). A decline in the value of an investment in a single issuer could cause a Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. The Fund seeks to achieve its investment objective by entering into one or more options contracts. The Fund may invest a relatively high percentage of its assets in a limited number of issuers and/or in options contracts with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting one or more of these issuers and/or counterparties.

TappAlpha Small-Cap Growth & Daily Income ETF | Referenced Index Risk Member
Prospectus [Line Items]
Risk [Text Block]
Referenced Index Risk. The Fund invests in options contracts that are based on the value of the Index options and ETFs that provide exposure to the Index. This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the Index, even though it does not own shares of companies in the Index. The Fund will have exposure to declines in the Index. The Fund is subject to potential losses if the Index loses value, which may not be offset by income received by the Fund. By virtue of the Fund’s investments in options contracts that are based on the value of the Index, the Fund may also be subject to the following risks:

Indirect Investment Risk. The Index is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the Index but will be subject to declines in the performance of the Index.

Index Trading Risk. The trading price of the Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

Russell 2000® Index Risk. The Index, which includes the smallest 2,000 stocks in the Russell 3000® Index, is primarily exposed to overall economic and market conditions. Recession, inflation, and changes in interest rates can significantly impact the index’s performance. Furthermore, despite its diverse representation, a downturn in a major sector such as technology or financials could notably affect the Index. Geopolitical risks and unexpected global events, like pandemics, can introduce volatility and uncertainty.

TappAlpha Small-Cap Growth & Daily Income ETF | Referenced Index Risk, Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Indirect Investment Risk. The Index is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the Index but will be subject to declines in the performance of the Index.
TappAlpha Small-Cap Growth & Daily Income ETF | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s portfolio securities goes down, your investment in the Fund decreases in value.

TappAlpha Small-Cap Growth & Daily Income ETF | General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

TappAlpha Small-Cap Growth & Daily Income ETF | Covered Call Options Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]	Covered Call Options Strategy Risk. When the Fund sells call options, it receives cash but limits its opportunity to profit from an increase in the market value of the underlying security prior to the expiration of the options. The maximum potential gain on the underlying security will be equal to the difference between the strike price and the purchase price of the underlying security at the time the option is written, plus the premium received. In a rising market, the option may require the underlying security to be sold at an exercise price that is lower than would be received if the underlying security was sold at the market price. The Fund realizes a gain in the amount of the premium received, but because there may have been a decline (unrealized loss) in the market value of the underlying security during the option period, the unrealized loss realized may exceed such gain. If the underlying security declines by more than the option premium the Fund receives, there will be a loss on the overall position. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Index.
TappAlpha Small-Cap Growth & Daily Income ETF | 0DTE Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
0DTE Options Risk. The Fund’s use of zero days to expiration, known as “0DTE” options, presents additional risks. Due to the short time until their expiration, 0DTE options are more sensitive to sudden price movements and market volatility than options with more time until expiration. Because of this, the timing of trades utilizing 0DTE options becomes more critical. Although the Fund intends to enter into 0DTE options trades on market open, or shortly thereafter, even a slight delay in the execution of these trades can significantly impact the outcome of the trade. Such options may also suffer from low liquidity, making it more difficult for the Fund to enter into its positions each morning at desired prices. The bid-ask spreads on 0DTE options can be wider than with traditional options, increasing the Fund’s transaction costs and negatively affecting its returns. Additionally, the proliferation of 0DTE options is relatively new and may therefore be subject to rule changes and operational frictions. 0DTE options are currently not available for individual securities. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure.

TappAlpha Small-Cap Growth & Daily Income ETF | Spread Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]
Spread Strategy Risk. The Fund may engage in option spread strategies, such as credit spreads, call spreads, and put spreads, in which it simultaneously buys and sells options on the same underlying asset. While these strategies can be used to manage risk or increase income, they also introduce additional complexities and may limit potential gains or exacerbate losses if not executed as intended. In certain market conditions, such strategies may underperform or fail to mitigate downside exposure as expected.

TappAlpha Small-Cap Growth & Daily Income ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. The Fund is subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

TappAlpha Small-Cap Growth & Daily Income ETF | Distribution Risk Member
Prospectus [Line Items]
Risk [Text Block]
Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

TappAlpha Small-Cap Growth & Daily Income ETF | U.S. Government And U.S. Agency Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

TappAlpha Small-Cap Growth & Daily Income ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

●Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

TappAlpha Small-Cap Growth & Daily Income ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
TappAlpha Small-Cap Growth & Daily Income ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
TappAlpha Small-Cap Growth & Daily Income ETF | ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
TappAlpha Small-Cap Growth & Daily Income ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
TappAlpha Small-Cap Growth & Daily Income ETF | ETF Risks, Trading Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
TappAlpha Small-Cap Growth & Daily Income ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund’s Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

TappAlpha Small-Cap Growth & Daily Income ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has less than a year of operations and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

TappAlpha Small-Cap Growth & Daily Income ETF | Referenced Index Risk, Index Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Trading Risk. The trading price of the Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

TappAlpha Small-Cap Growth & Daily Income ETF | Referenced Index Risk, Russell 2000® Index Risk Member
Prospectus [Line Items]
Risk [Text Block]
Russell 2000® Index Risk. The Index, which includes the smallest 2,000 stocks in the Russell 3000® Index, is primarily exposed to overall economic and market conditions. Recession, inflation, and changes in interest rates can significantly impact the index’s performance. Furthermore, despite its diverse representation, a downturn in a major sector such as technology or financials could notably affect the Index. Geopolitical risks and unexpected global events, like pandemics, can introduce volatility and uncertainty.

TappAlpha Small-Cap Growth & Daily Income ETF | Small-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small-Capitalization Company Risk. Small-capitalization companies generally have more limited financial and managerial resources, less diversified business operations, and smaller market shares than larger companies. As a result, they may be more vulnerable to adverse business or economic developments, and their securities may be subject to greater price fluctuations and lower trading volumes. Small-cap companies may also be less able to obtain financing on favorable terms or to withstand competitive and economic pressures, which could negatively impact their performance and returns.

TappAlpha Small-Cap Growth & Daily Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
TappAlpha Small-Cap Growth & Daily Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). A decline in the value of an investment in a single issuer could cause a Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. The Fund seeks to achieve its investment objective by entering into one or more options contracts. The Fund may invest a relatively high percentage of its assets in a limited number of issuers and/or in options contracts with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting one or more of these issuers and/or counterparties.